Inventories - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories.
Raw materials and consumables used	$ 54,103,917	$ 44,747,933	$ 39,823,395
Adjustment to net realizable value of certain inventories	$ 57,074	$ 35,328	$ 39,975